Other Borrowings - Schedule of Other Borrowings (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Borrowings [Line Items]
Short-term other borrowing, amount		$ 6,319,223	$ 1,996,775
Yongxing Hu [Member]
Schedule of Other Borrowings [Line Items]
Short-term other borrowing, loan period		December 16, 2024 to December 15, 2025
Short-term other borrowing, interest rate		12.00%
Short-term other borrowing, amount			55,121
Long-term other borrowing, loan period		January 13, 2025 to July 13, 2026
Long-term other borrowing, interest rate		12.40%
Long-term other borrowing, amount			137,804
Dongfeng Auto Finance Co., Ltd. [Member]
Schedule of Other Borrowings [Line Items]
Short-term other borrowing, loan period	[1]	May 21, 2025 to May 21, 2030
Short-term other borrowing, interest rate	[1]	4.72%
Short-term other borrowing, amount	[1]	$ 10,169
Long-term other borrowing, loan period	[1]	May 21, 2025 to May 21, 2030
Long-term other borrowing, interest rate	[1]	4.72%
Long-term other borrowing, amount	[1]	$ 34,517

[1]	The loan was guaranteed by Ms. Huali Chen. The other borrowings were unsecured.